Accounts receivable and others (Details) - Schedule of total amounts sold, collected and receivables from sale of farms - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Accounts receivable and others (Details) - Schedule of total amounts sold, collected and receivables from sale of farms [Line Items]
Beginning balance	R$ 313,752	R$ 221,948
Sales	82,700	71,506
Acquisitions – business combinations	1,250	21,272
Receipts	(146,548)	(58,771)
Fair value adjustment	148,323	57,797
Exchange variation	(66)
Variable consideration	3,066
Ending balance	402,477	313,752
Current	77,540	73,678
Non-current	324,937	240,074
Araucaria III [Member]
Accounts receivable and others (Details) - Schedule of total amounts sold, collected and receivables from sale of farms [Line Items]
Beginning balance	3,336	5,222
Sales
Acquisitions – business combinations
Receipts	(5,084)	(4,547)
Fair value adjustment	1,748	2,661
Exchange variation
Variable consideration
Ending balance		3,336
Current		3,131
Non-current		205
Araucaria IV [Member]
Accounts receivable and others (Details) - Schedule of total amounts sold, collected and receivables from sale of farms [Line Items]
Beginning balance	7,258	7,238
Sales
Acquisitions – business combinations
Receipts	(6,475)
Fair value adjustment	3,683	20
Exchange variation
Variable consideration
Ending balance	4,466	7,258
Current	4,466	4,728
Non-current		2,530
Araucaria V [Member]
Accounts receivable and others (Details) - Schedule of total amounts sold, collected and receivables from sale of farms [Line Items]
Beginning balance	37,504	38,083
Sales
Acquisitions – business combinations
Receipts	(16,191)	(8,980)
Fair value adjustment	21,535	8,401
Exchange variation
Variable consideration
Ending balance	42,848	37,504
Current	16,582	10,596
Non-current	26,266	26,908
Jatoba I [Member]
Accounts receivable and others (Details) - Schedule of total amounts sold, collected and receivables from sale of farms [Line Items]
Beginning balance	2,569	6,182
Sales
Acquisitions – business combinations
Receipts	(3,945)	(4,680)
Fair value adjustment	1,376	1,067
Exchange variation
Variable consideration
Ending balance		2,569
Current		2,569
Non-current
Jatoba II [Member]
Accounts receivable and others (Details) - Schedule of total amounts sold, collected and receivables from sale of farms [Line Items]
Beginning balance	129,741	118,823
Sales
Acquisitions – business combinations
Receipts	(48,158)	(18,359)
Fair value adjustment	62,466	29,277
Exchange variation
Variable consideration	2,904
Ending balance	146,953	129,741
Current	10,033	22,690
Non-current	136,920	107,051
Jatoba III [Member]
Accounts receivable and others (Details) - Schedule of total amounts sold, collected and receivables from sale of farms [Line Items]
Beginning balance	47,384	42,131
Sales	3,796
Acquisitions – business combinations
Receipts	(18,530)	(5,008)
Fair value adjustment	23,261	10,261
Exchange variation
Variable consideration
Ending balance	55,911	47,384
Current	3,744	8,140
Non-current	52,167	39,244
Jatoba IV [Member]
Accounts receivable and others (Details) - Schedule of total amounts sold, collected and receivables from sale of farms [Line Items]
Beginning balance	15,481
Sales		18,974
Acquisitions – business combinations
Receipts	(4,882)	(6,731)
Fair value adjustment	8,489	3,238
Exchange variation
Variable consideration
Ending balance	19,088	15,481
Current	5,033	3,325
Non-current	14,055	12,156
Jatoba V [Member]
Accounts receivable and others (Details) - Schedule of total amounts sold, collected and receivables from sale of farms [Line Items]
Beginning balance	33,029
Sales		37,919
Acquisitions – business combinations
Receipts	(9,243)	(5,000)
Fair value adjustment	17,101	110
Exchange variation
Variable consideration
Ending balance	40,887	33,029
Current	10,139	8,541
Non-current	30,748	24,488
Jatoba VI [Member]
Accounts receivable and others (Details) - Schedule of total amounts sold, collected and receivables from sale of farms [Line Items]
Beginning balance
Sales	52,063
Acquisitions – business combinations
Receipts	(12,376)
Fair value adjustment	(1,245)
Exchange variation
Variable consideration
Ending balance	38,442
Current	6,599
Non-current	31,843
Alto Taquari I [Member]
Accounts receivable and others (Details) - Schedule of total amounts sold, collected and receivables from sale of farms [Line Items]
Beginning balance	3,545	4,269
Sales
Acquisitions – business combinations
Receipts	(3,493)	(1,659)
Fair value adjustment	2,758	935
Exchange variation
Variable consideration	162
Ending balance	2,972	3,545
Current	1,489	930
Non-current	1,483	2,615
Alto Taquari II [Member]
Accounts receivable and others (Details) - Schedule of total amounts sold, collected and receivables from sale of farms [Line Items]
Beginning balance	3,554
Sales		3,576
Acquisitions – business combinations
Receipts	(2,217)	(2,046)
Fair value adjustment	2,443	2,024
Exchange variation
Variable consideration
Ending balance	3,780	3,554
Current	1,895	1,200
Non-current	1,885	2,354
Alto Taquari III [Member]
Accounts receivable and others (Details) - Schedule of total amounts sold, collected and receivables from sale of farms [Line Items]
Beginning balance	7,946
Sales		11,037
Acquisitions – business combinations
Receipts	(1,085)	(1,761)
Fair value adjustment	4,598	(1,330)
Exchange variation
Variable consideration
Ending balance	11,459	7,946
Current	940	614
Non-current	10,519	7,332
Bananal IX [Member]
Accounts receivable and others (Details) - Schedule of total amounts sold, collected and receivables from sale of farms [Line Items]
Beginning balance	22,405
Sales
Acquisitions – business combinations		21,272
Receipts	(7,000)
Fair value adjustment	217	1,133
Exchange variation
Variable consideration
Ending balance	15,622	22,405
Current	9,638	7,214
Non-current	5,984	15,191
Bananal X [Member]
Accounts receivable and others (Details) - Schedule of total amounts sold, collected and receivables from sale of farms [Line Items]
Beginning balance
Sales	26,841
Acquisitions – business combinations
Receipts	(7,500)
Fair value adjustment	(107)
Exchange variation
Variable consideration
Ending balance	19,234
Current	6,167
Non-current	13,067
Fon Fon I [Member]
Accounts receivable and others (Details) - Schedule of total amounts sold, collected and receivables from sale of farms [Line Items]
Beginning balance
Sales
Acquisitions – business combinations	559
Receipts
Fair value adjustment
Exchange variation	(51)
Variable consideration
Ending balance	508
Current	508
Non-current
Fon Fon II [Member]
Accounts receivable and others (Details) - Schedule of total amounts sold, collected and receivables from sale of farms [Line Items]
Beginning balance
Sales
Acquisitions – business combinations	356
Receipts	(369)
Fair value adjustment
Exchange variation	13
Variable consideration
Ending balance
Current
Non-current
San Cayetano [Member]
Accounts receivable and others (Details) - Schedule of total amounts sold, collected and receivables from sale of farms [Line Items]
Beginning balance
Sales
Acquisitions – business combinations	335
Receipts
Fair value adjustment
Exchange variation	(28)
Variable consideration
Ending balance	307
Current	307
Non-current